Condensed Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019		Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 5,629,003	$ 1,307,231		$ 2,740,645
Accounts receivable				32,022
Prepaid expenses and other current assets	348,653	116,647		64,306
Total Current Assets	5,977,656	1,423,878		2,836,973
Property and equipment, net	425,526	344,027		26,153
Restricted Cash		810,055
Operating lease right-of-use assets, net	609,656	826,397
Intangible assets, net				666,467
Security deposits and other assets	29,843	29,843		29,843
Total Assets	7,042,681	3,434,200		3,559,436
Current Liabilities:
Accounts payable	974,229	1,221,189		1,077,122
Accrued expenses and other current liabilities	287,672	333,438		412,871
Note Payable	312,700
Deferred revenue - related party	33,000	33,000		33,000
Current portion of operating lease liabilities	307,823	288,685
Total Current Liabilities	1,915,424	1,876,312		1,522,993
Long-term operating lease liabilities	332,296	567,948
Total Liabilities	2,247,720	2,444,260		1,522,993
Commitments and Contingencies
Stockholders' Equity:
Convertible preferred stock, par value $0.00001, 10,000,000 shares authorized: 4,205,406 and 0 shares issued or outstanding as of September 30, 2020, December 31, 2019 and December 31, 2018 respectively	42
Common stock, par value $0.00001, 250,000,000 shares authorized, 40,242,734 and 17,931,857 shares issued and outstanding as of September 30, 2020, December 31, 2019 and December 31, 2018 respectively	403	179		117
Additional paid-in capital	65,743,924	57,177,686		50,598,854
Accumulated deficit	(60,949,408)	(56,187,925)		(48,562,528)
Total Stockholders' Equity	4,794,961	989,940	[1]	2,036,443
Total Liabilities and Stockholders' Equity	$ 7,042,681	$ 3,434,200		$ 3,559,436

[1]	net of offering costs of $79,658.